UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 June 2010


Check here if Amendment [ ]; Amendment Number:___________

This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      14 JULY 2010
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           67
                                           ---------
Form 13F Information Table Value Total:)   2,822,630
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2010                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                   VALUE        SHRS OR            PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP         (X$1000)       PRN AMT  SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101    25020.226     2,487,100                    SOLE           NONE           SHARED
Allstate Corp        COM        020002101       17.238           600                    SOLE           NONE           SHARED
BP Plc ADR           ADR        055622104    10422.792       360,900                    SOLE           NONE           SHARED
BankAmerUSD0.01      COM        060505104  34851.64722     2,425,306                    SOLE           NONE           SHARED
Baxter Intl          COM        071813109    36771.072       904,800                    SOLE           NONE           SHARED
CBS Corp B Shs       COM        124857202   30203.8335     2,335,950                    SOLE           NONE           SHARED
CPFL EnergiaADR      ADR        126153105  46095.27585       688,503                    SOLE           NONE           SHARED
Canon ADR            ADR        138006309      13926.8       376,400                    SOLE           NONE           SHARED
Chevron Corp         COM        166764100    69773.652     1,028,200                    SOLE           NONE           SHARED
Conagra Foods        COM        205887102  53785.80768     2,306,424                    SOLE           NONE           SHARED
DeutscheTel ADR      ADR        251566105    12053.943     1,032,900                    SOLE           NONE           SHARED
Edison Intl          COM        281020107    38431.952     1,211,600                    SOLE           NONE           SHARED
Firstenergy Co       COM        337932107       10.569           300                    SOLE           NONE           SHARED
Gen Electric         COM        369604103  52970.80292     3,673,426                    SOLE           NONE           SHARED
Genuine Parts        COM        372460105    58729.215     1,488,700                    SOLE           NONE           SHARED
GpoAero Pac ADS      ADR        400506101   78174.4215     2,691,030                    SOLE           NONE           SHARED
Heinz H.J            COM        423074103  54889.09746     1,269,993                    SOLE           NONE           SHARED
ING Groep ADR        ADR        456837103   5371.15332       724,852                    SOLE           NONE           SHARED
Itau Unib P ADR      ADR        465562106     69464.57     3,857,000                    SOLE           NONE           SHARED
Johnson&Johnson      COM        478160104   63059.5432     1,067,720                    SOLE           NONE           SHARED
Marathon Oil         COM        565849106     16.32225           525                    SOLE           NONE           SHARED
Microsoft Corp       COM        594918104  33930.70707     1,474,607                    SOLE           NONE           SHARED
Mobile Tel ADR       ADR        607409109  35921.11052     1,874,797                    SOLE           NONE           SHARED
Nat Grid ADR         ADR        636274300   4951.83033       134,451                    SOLE           NONE           SHARED
Nippon Tel ADR       ADR        654624105          922        46,100                    SOLE           NONE           SHARED
Pfizer Inc           COM        717081103  59906.51668     4,201,018                    SOLE           NONE           SHARED
PLDT ADR             ADR        718252604  174430.8083     3,422,225                    SOLE           NONE           SHARED
Reed Elsev ADR       ADR        758204200   8790.00164       399,364                    SOLE           NONE           SHARED
Royal Dutch ADR      ADR        780259206     2390.472        47,600                    SOLE           NONE           SHARED
Sasol ADR            ADR        803866300     1343.787        38,100                    SOLE           NONE           SHARED
Siemens  AG ADR      ADR        826197501     6777.421        75,700                    SOLE           NONE           SHARED
Southwestern         COM        845467109    35023.296       906,400                    SOLE           NONE           SHARED
TaiwanSMC ADR        ADR        874039100  153224.5336    15,699,235                    SOLE           NONE           SHARED
Telecom NZ ADR       ADR        879278208    3355.4976       521,040                    SOLE           NONE           SHARED
Telefonica ADR       ADR        879382208  10292.42997       185,349                    SOLE           NONE           SHARED
ToyotaMotor ADR      ADR        892331307      10336.2       149,800                    SOLE           NONE           SHARED
Turkcell IM ADR      ADR        900111204     3360.522       258,900                    SOLE           NONE           SHARED
US Bancorp           COM        902973304        22.35         1,000                    SOLE           NONE           SHARED
Unilever PlcADR      ADR        904767704   19802.1186       740,820                    SOLE           NONE           SHARED
UPS                  COM        911312106    35027.173       615,700                    SOLE           NONE           SHARED
Wal-Mart St          COM        931142103    45796.289       952,700                    SOLE           NONE           SHARED
Wells Fargo          COM        949746101    26346.368     1,029,155                    SOLE           NONE           SHARED
Total ADR            ADR        89151E109     2763.216        61,900                    SOLE           NONE           SHARED
Vale Prf ADR         ADR        91912E204  195765.8603     9,313,314                    SOLE           NONE           SHARED
AT & T Inc           COM        00206R102  41790.35372     1,727,588                    SOLE           NONE           SHARED
BCE Inc              COM        05534B760   100053.578     3,221,300                    SOLE           NONE           SHARED
BSCH ADR             ADR        05964H105       7326.9       697,800                    SOLE           NONE           SHARED
Bco Santan ADR       ADR        05965X109  76310.51415     1,137,435                    SOLE           NONE           SHARED
BanColombia ADR      ADR        05968L102  182797.2905     3,646,465                    SOLE           NONE           SHARED
Chunghwa ADR N       ADR        17133Q106  243175.9106    12,350,224                    SOLE           NONE           SHARED
Duke Energy          COM        26441C105           24         1,500                    SOLE           NONE           SHARED
Enersis SA ADR       ADR        29274F104  222330.8685    11,166,794                    SOLE           NONE           SHARED
Entergy Corp         COM        29364G103       14.324           200                    SOLE           NONE           SHARED
Exxon Mobil          COM        30231G102       28.535           500                    SOLE           NONE           SHARED
France Tel ADR       ADR        35177Q105     4126.704       238,400                    SOLE           NONE           SHARED
Glaxo ADR            ADR        37733W105    16253.379       477,900                    SOLE           NONE           SHARED
Grupo Tel ADR        ADR        40049J206  45424.03057     2,609,077                    SOLE           NONE           SHARED
KB Fin ADR           ADR        48241A105    2334.4029        61,610                    SOLE           NONE           SHARED
KT Corp ADR          ADR        48268K101   1848.16053        96,409                    SOLE           NONE           SHARED
Merck & Co           COM        58933Y105   83241.1892     2,380,360                    SOLE           NONE           SHARED
Novartis ADR         ADR        66987V109    17791.424       368,200                    SOLE           NONE           SHARED
Sanofi Aven ADR      ADR        80105N105     6937.848       230,800                    SOLE           NONE           SHARED
3M Co                COM        88579Y101    37417.563       473,700                    SOLE           NONE           SHARED
Verizon Com New      COM        92343V104  40581.53412     1,448,306                    SOLE           NONE           SHARED
Vodafone ADR         ADR        92857W209    12941.487       626,100                    SOLE           NONE           SHARED
Wellpoint            COM        94973V107    34451.613       704,100                    SOLE           NONE           SHARED
Credicorp ADR        ADR        G2519Y108  20907.69937       230,033                    SOLE           NONE           SHARED
                                         2822629.75155